BREAKDOWN OF EXPENSES (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure of attribution of expenses by nature to their function [abstract]
Disclosure of breakdown of expenses [Table Text Block]
General and Administrative Expenses	Note	2021	2020	2019
Accounting and audit fees	8	$80,162	$67,282	$80,415
Amortization	5,6,16	143,783	41,201	1,717
Consulting fees	8	456,296	275,182	125,685
General office expenses		205,710	111,394	68,602
Insurance		21,837	11,928	5,416
Interest and accretion	16	14,760	20,449	-
Legal fees		191,686	74,528	103,535
Management fees	8	118,000	110,125	125,390
Rent	8	42,822	35,325	77,186
Stock-based compensation	8,12	1,144,342	479,107	692,091
Transfer agent and filing fees		82,825	77,919	111,709
Wages, salaries and benefits	8	817,858	292,218	513,729
Total		$3,320,081	$1,596,658	$1,905,475

Research and Development	2021	2020	2019
Labor	$930,269	$386,044	$399,720
Materials	54,737	-	-
Total	$985,006	$386,044	$399,720